Personnel expenses and employee information	12 Months Ended
Dec. 31, 2025
Compensation Related Costs [Abstract]
Personnel expenses and employee information	Personnel expenses and employee information
Personnel expenses for all payroll employees were as follows:

Year ended December 31 (€, in millions)	2023	2024	2025
Wages and salaries	4,447.0	5,001.2	5,460.2
Social security expenses	410.5	468.4	516.6
Pension and retirement expenses	348.9	395.2	433.7
Share-based payments	134.8	172.6	202.3
Personnel expenses	5,341.2	6,037.4	6,612.8
The continued increase in personnel expenses is primarily attributable to higher average wages and salaries per FTE, reflecting our ongoing investment in talent to support the growth and expansion of our business.
Short-term incentive bonus plans
We offer annual performance-based STI bonus plans to our employees. Bonus payouts vary depending on job grade, plan type, and both company and individual performance. For employees excluding the Board of Management, the payout average is 17% of annual base gross salary. The 2025 STI bonus is accrued for as part of Accrued and other liabilities in the Consolidated balance sheets and will be paid in the first quarter of 2026.
The STI bonus expenses for the (former) Board of Management and other employees were as follows:

Year ended December 31 (€, in millions)	2023	2024	2025
Board of Management	6.0	5.3	7.3
Former Board of Management[1]	—	1.0	—
Other employees	712.6	816.8	951.0
Total STI bonus expenses	718.6	823.1	958.3
1.On April 24, 2024, Peter T.F.M. Wennink and Martin A. van den Brink stepped down from their roles as Presidents of ASML and are, therefore, presented as former Board of Management in 2024.
The average number of payroll employees in FTEs was:

Average number of payroll employees in FTEs	2023	2024	2025
Netherlands	19,876	21,811	22,801
Worldwide (including Netherlands)	38,805	41,697	43,267
The total number of payroll and temporary employees as of December 31 in FTE per sector was:

Year ended December 31 (in FTE)	2023	2024	2025
Customer Support and Sales	10,790	10,344	10,235
Manufacturing and Supply Chain Management	9,954	11,341	11,124
Strategic Supply Management	2,033	1,965	1,929
General and Administrative	4,035	4,385	4,473
Research and Development	15,604	15,992	16,448
Total	42,416	44,027	44,209
Less: Temporary employees	2,107	1,241	689
Payroll employees	40,309	42,786	43,520